UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    --------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       303 Broadway, Suite 1100 Cincinnati, OH                 45202-4203
--------------------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:    12/31
                          ----------
Date of reporting period: 09/30/09
                          ----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                                           1
                                                                           -----
                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 91.3%
   CONSUMER DISCRETIONARY -- 37.0%
       4,000   Cheesecake Factory, Inc. (The)*                    $      74,080
      10,600   Choice Hotels International, Inc.                        329,236
      16,500   DeVry, Inc.                                              912,780
      30,000   Dick's Sporting Goods, Inc.*                             672,000
       1,500   Interactive Data Corp.                                    39,315
      11,250   J. Crew Group, Inc.* +                                   402,975
       8,000   Lamar Advertising Co. - Class A* +                       219,520
      24,000   LKQ Corp.*                                               444,960
       5,000   Mohawk Industries, Inc.*                                 238,450
       5,500   Morningstar, Inc.* +                                     267,080
       3,000   Panera Bread Co.* +                                      165,000
      10,000   Peet's Coffee & Tea, Inc.* +                             282,300
      10,000   Penn National Gaming, Inc.*                              276,600
      20,000   Penske Automotive Group, Inc. +                          383,600
       6,000   Polo Ralph Lauren Corp. - Class A                        459,720
       5,000   Sonic Corp.*                                              55,300
       3,500   Strayer Education, Inc. +                                761,880
      10,000   Tetra Tech*                                              265,300
       7,500   Under Armour, Inc. - Class A* +                          208,725
      10,000   Vail Resorts, Inc.* +                                    335,400
       1,359   Wynn Resorts, Ltd.*                                       96,340
--------------------------------------------------------------------------------
                                                                      6,890,561
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 5.4%
       7,000   Church & Dwight Co., Inc. +                              397,180
       8,000   Ralcorp Holdings*                                        467,760
       5,000   Whole Foods Market, Inc. +                               152,450
--------------------------------------------------------------------------------
                                                                      1,017,390
--------------------------------------------------------------------------------
   ENERGY -- 10.8%
       2,900   Atlas Energy Resource LLC                                 78,503
      15,000   Encore Acquisition Co.*                                  561,000
      13,000   FMC Technologies, Inc.*                                  679,120
       5,000   SEACOR Holdings, Inc.*                                   408,150
      14,000   Southern Union Co.                                       291,060
--------------------------------------------------------------------------------
                                                                      2,017,833
--------------------------------------------------------------------------------
   FINANCIALS -- 13.1%
       1,500   Alexander's, Inc.                                        443,820
       2,500   Alexandria Real Estate Equities, Inc. +                  135,875
      12,000   Arch Capital Group, Ltd.*                                810,480
       5,500   Cohen & Steers, Inc. +                                   132,000
       2,752   Digital Realty Trust +                                   125,794
       9,000   Eaton Vance Corp.                                        251,910
      20,000   Jefferies Group, Inc. +                                  544,600
--------------------------------------------------------------------------------
                                                                      2,444,479
--------------------------------------------------------------------------------
   HEALTH CARE -- 12.6%
      16,000   AMERIGROUP Corp.* +                                      354,720
       5,000   Charles River Laboratories International, Inc.*          184,900
       3,000   Chemed Corp.                                             131,670
      12,700   Community Health Systems, Inc.*                          405,511
      11,000   Edwards Lifesciences Corp.*                              769,010
       3,500   Gen-Probe, Inc.*                                         145,040
         800   IDEXX Laboratories, Inc.* +                               40,000
       1,000   Techne Corp.                                              62,550
       9,825   VCA Antech, Inc.*                                        264,194
--------------------------------------------------------------------------------
                                                                      2,357,595
--------------------------------------------------------------------------------
   INDUSTRIALS -- 8.2%
       5,500   AECOM Technology Corp.*                                  149,270
      15,000   Copart, Inc.*                                            498,150
       6,500   CoStar Group, Inc.* +                                    267,930
      15,750   Genesee & Wyoming, Inc.*                                 477,540
       1,700   Valmont Industries, Inc.                                 144,806
--------------------------------------------------------------------------------
                                                                      1,537,696
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 1.8%
      12,500   SBA Communications Corp.*                                337,875
--------------------------------------------------------------------------------
   UTILITIES -- 2.4%
      10,000   ITC Holdings Corp.                                       454,500
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  17,057,929
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 32.3%
   4,327,364   Invesco AIM Liquid Assets Portfolio **                 4,327,364
   1,715,947   Touchstone Institutional
               Money Market Fund ^                                    1,715,947
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   6,043,311
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 123.6%
(COST $16,726,568)                                                $  23,101,240
LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.6%)                     (4,416,551)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  18,684,689
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $4,212,299.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2        Level 3           Total
--------------------------------------------------------------------------------
Common Stocks     $  17,057,929   $          --   $          --   $  17,057,929
Mutual Funds          6,043,311              --              --       6,043,311
                                                                  -------------
                                                                  $  23,101,240

See Notes to Schedules of Investments.

    2
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

CORPORATE BONDS -- 38.8%
   AEROSPACE & DEFENSE -- 0.5%
$    180,000   BAE Systems
               Holdings, Inc., 144A         6.40      12/15/11    $     192,734
--------------------------------------------------------------------------------
   BANKING -- 0.5%
     190,000   Key Bank NA                  5.50       9/17/12          196,027
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.8%
     255,000   CRH America, Inc.            5.30      10/15/13          263,193
     190,000   PepsiAmericas, Inc.          4.38       2/15/14          198,216
     215,000   Walt Disney Co.              4.50      12/15/13          229,450
--------------------------------------------------------------------------------
                                                                        690,859
--------------------------------------------------------------------------------
   COURIER SERVICES -- 0.7%
     225,000   Fedex Corp.                  7.38       1/15/14          253,718
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.3%
     215,000   Centerpoint
               Energy, Inc.                 5.95        2/1/17          209,892
     145,000   Duke Capital                 8.00       10/1/19          170,981
     155,000   Electricite de
               France, 144A                 6.50       1/26/19          177,601
     160,000   Enel Finance
               International, 144A          6.25       9/15/17          172,334
     145,000   FPL Group Capital, Inc.      6.35       10/1/66          130,500
     210,000   Midamerican
               Energy Holdings              6.13        4/1/36          226,683
     180,000   NiSource Finance
               Corp.                        6.15        3/1/13          188,491
     195,000   Pepco Holdings,
               Inc. FRN                     0.99       12/1/09          193,526
     175,000   Southern Power Co.           4.88       7/15/15          181,266
--------------------------------------------------------------------------------
                                                                      1,651,274
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 7.9%
     235,000   American Express
               Credit Corp.                 5.88        5/2/13          249,164
     180,000   American Water
               Capital Corp.                6.59      10/15/37          188,113
     235,000   Bank of America Corp.        7.38       5/15/14          261,476
     190,000   Caterpillar Financial
               Services                     5.45       4/15/18          197,362
     170,000   Citigroup, Inc.              5.50       4/11/13          173,965
     290,000   General Electric
               Capital Corp.                5.63        5/1/18          288,610
     200,000   Goldman Sachs
               Group, Inc.                  7.50       2/15/19          228,723
     235,000   John Deere Capital
               Corp.                        5.35        4/3/18          249,818
     125,000   JPMorgan Chase & Co.         6.30       4/23/19          136,466
     135,000   JPMorgan Chase & Co.         6.40       5/15/38          151,138
     160,000   Met Life Global
               Funding, 144A                5.13       6/10/14          167,150
     225,000   Morgan Stanley               5.63        1/9/12          238,410
     255,000   New York Life Global
               Funding, 144A                4.65        5/9/13          268,450
     220,000   XSTRATA Finance
               Canada, 144A                 5.50      11/16/11          228,790
--------------------------------------------------------------------------------
                                                                      3,027,635
--------------------------------------------------------------------------------
   FOOD -- 1.2%
     190,000   Anheuser-Busch
               Inbev, 144A                  8.20       1/15/39          250,541
     180,000   McDonald's Corp.             6.30      10/15/37          210,824
--------------------------------------------------------------------------------
                                                                        461,365
--------------------------------------------------------------------------------
   HEALTH CARE -- 1.9%
     240,000   Novartis Capital Corp.       4.13       2/10/14          253,428
     260,000   Roche Holdings, Inc.,
               144A                         5.00        3/1/14          281,079
     190,000   St. Jude Medical, Inc.       3.75       7/15/14          193,325
--------------------------------------------------------------------------------
                                                                        727,832
--------------------------------------------------------------------------------
   INDUSTRIALS -- 1.1%
     190,000   Allied Waste North
               America                      6.13       2/15/14          194,681
     220,000   Illinois Tool Works, Inc.    5.15        4/1/14          239,052
--------------------------------------------------------------------------------
                                                                        433,733
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 3.2%
     195,000   Comcast Corp.                5.70        7/1/19          206,038
     175,000   News America, Inc.           6.90        3/1/19          195,279
     280,000   Time Warner
               Cable, Inc.                  6.20        7/1/13          305,031
     225,000   Time Warner, Inc.            6.88        5/1/12          247,685
     225,000   Viacom, Inc.                 6.25       4/30/16          242,675
--------------------------------------------------------------------------------
                                                                      1,196,708
--------------------------------------------------------------------------------
   METALS & MINING -- 1.7%
     220,000   Arcelormittal                5.38        6/1/13          224,919
     165,000   Nucor Corp.                  5.00        6/1/13          175,497
     225,000   Rio Tinto Finance
               USA, Ltd.                    6.50       7/15/18          241,952
--------------------------------------------------------------------------------
                                                                        642,368
--------------------------------------------------------------------------------
   OIL & GAS -- 3.4%
     200,000   Cenovus
               Energy, Inc., 144A           4.50       9/15/14          204,352
     120,000   Encana Corp.                 6.50       8/15/34          131,834
     140,000   Plains All American
               Pipeline                     6.65       1/15/37          147,460
     195,000   Rockies Express
               Pipeline, 144A               6.25       7/15/13          210,750
     125,000   Total Capital SA             3.13       10/2/15          124,451
     195,000   Valero Logistics             6.05       3/15/13          200,213
     250,000   Williams Cos., Inc.,
               144A                         6.38       10/1/10          256,655
--------------------------------------------------------------------------------
                                                                      1,275,715
--------------------------------------------------------------------------------
   RAILROAD TRANSPORTATION -- 0.7%
     230,000   Norfolk Southern
               Corp.                        5.75        4/1/18          250,183
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.4%
     155,000   Avalonbay
               Communities                  5.75       9/15/16          160,500
     200,000   Brandywine
               Operating Partnership        5.40       11/1/14          183,368
     175,000   WEA Finance, 144A            5.70       10/1/16          169,529
--------------------------------------------------------------------------------
                                                                        513,397
--------------------------------------------------------------------------------


See Notes to Schedules of Investments.

                                                                           3
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

CORPORATE BONDS -- 38.8% - continued
   RETAIL -- 1.4%
$    140,000   Federated Retail
               Holding                      5.35       3/15/12    $     136,274
     170,000   Kroger Co.                   6.80        4/1/11          182,066
     195,000   Wal-Mart Stores, Inc.        6.20       4/15/38          221,921
--------------------------------------------------------------------------------
                                                                        540,261
--------------------------------------------------------------------------------
   SOVEREIGN BONDS -- 2.1%
     250,000   Iberdrola Finance
               Ireland, 144A                3.80       9/11/14          253,480
     285,000   Ontario Province             4.95      11/28/16          310,224
     210,000   Quebec Province              4.63       5/14/18          218,865
--------------------------------------------------------------------------------
                                                                        782,569
--------------------------------------------------------------------------------
   TECHNOLOGY -- 1.7%
     190,000   Cisco Systems, Inc.          4.95       2/15/19          199,724
     175,000   IBM Corp.                    7.63      10/15/18          215,350
     220,000   Oracle Corp.                 5.00        7/8/19          231,437
--------------------------------------------------------------------------------
                                                                        646,511
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 3.3%
     105,000   AT&T, Inc.                   5.50        2/1/18          109,554
     225,000   AT&T, Inc.                   6.55       2/15/39          245,305
     175,000   Deutsche Telekom
               Finance                      5.38       3/23/11          183,338
     190,000   France
               Telecommunications           4.38        7/8/14          199,174
     180,000   Rogers Wireless, Inc.        7.50       3/15/15          207,509
     175,000   Verizon
               Communications               6.25        4/1/37          182,085
     115,000   Vodafone Group
               PLC FRN                      0.64      12/16/09          114,576
--------------------------------------------------------------------------------
                                                                      1,241,541
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                             $  14,724,430
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 12.7%
     293,228   FNMA 5.50%
               08/09 TBA                    5.50        6/1/37          307,127
     169,258   FNMA                         4.50        6/1/18          178,797
     273,713   FNMA                         5.50       11/1/22          289,900
     221,143   FNMA                         5.00        6/1/23          232,205
      36,673   FNMA                         8.00        5/1/30           41,577
      29,268   FNMA                         7.50        1/1/31           32,793
     245,734   FNMA Pool #974401            4.50        4/1/23          254,975
     282,384   FNMA Pool #974403            4.50        4/1/23          293,004
     227,835   FNMA Pool #995220            6.00       11/1/23          243,410
     277,316   FNMA Pool #995472            5.00       11/1/23          291,188
   2,475,000   FNMA                         4.50       10/1/18        2,562,398
      29,400   GNMA                         4.63       9/20/24           30,123
      43,629   GNMA                         4.00      10/17/29           45,310
       4,312   GNMA                         8.00       7/15/30            4,662
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                           $   4,807,469
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 21.2%
     155,035   Bear Stearns
               Commercial Mortgage,
               Series 2002-TOP6,
               Class A1                     5.92      10/15/36          158,873
     575,000   Bear Stearns
               Commercial Mortgage,
               Series 2005-PWR9,
               Class A4A                    4.87       9/11/42          543,632
     550,000   Bear Stearns
               Commercial Mortgage,
               Series 2007-PW16,
               Class A4                     5.72       5/11/17          502,399
     180,000   California State Taxable     5.95        4/1/16          189,806
     135,000   Commercial Mortgage
               Pass-Through
               Certificate, Series
               2005-C6, Class A5A           5.12       6/10/44          128,414
     580,581   Countrywide Securities,
               Series 2007-S1,
               Class A5                     6.02      11/25/36          185,421
     182,426   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2002-CKN2,
               Class A2                     5.94       4/15/37          188,178
     533,383   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2005-9,
               Class 2A1                    5.50      10/25/35          477,878
     250,000   CW Capital Cobalt,
               Series 2006-C1,
               Class A4                     5.22       8/15/48          206,539
     385,562   Deutsche Bank
               Alternative Loan
               Trust, Series 2003-2XS,
               Class A6                     4.97       9/25/33          357,634
     700,000   Deutsche Bank
               Alternative Loan
               Trust, Series 2005-3,
               Class 4A4                    5.25       6/25/35          498,764
     792,176   FNMA  5.00%
               05/01/2023                   5.00        5/1/23          831,803
     600,000   GE Capital
               Commercial Mortgage
               Corp., Series 2002-2A,
               Class A3                     5.35       8/11/36          620,452
     324,255   GE Capital
               Commercial Mortgage
               Corp., Series 2004-C1,
               Class A2                     3.92      11/10/38          326,598
     264,512   JPMorgan Chase
               Commercial Mortgage
               Securities, Series
               2006-LDP8, Class A1          5.24       5/15/45          268,150

See Notes to Schedules of Investments.

    4
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

MORTGAGE RELATED SECURITIES -- 21.2% - continued
$    250,172   Merrill Lynch
               Mortgage Trust,
               Series 2003-KEY1,
               Class A2                     4.44      11/12/35    $     253,117
      86,365   Morgan Stanely
               Capital I, Series
               2006-HQ8, Class A1           5.12       3/12/44           86,896
     700,000   Morgan Stanley
               Mortgage Loan
               Trust, Series 2007-3XS,
               Class 2A4S                   5.96       1/25/47          369,041
     264,994   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                     5.50       6/25/35          144,670
     320,528   Residential Asset
               Securitization Trust,
               Series 2006-A1,
               Class 1A3                    6.00       4/25/36          232,427
     161,072   Residential Funding
               Mortgage Securities I,
               Series 2006-S2,
               Class A2                     5.75       2/25/36          108,196
     353,259   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                    5.50      10/25/35          316,498
     308,926   Wachovia Bank
               Commercial Mortgage
               Trust, Series 2006-C28,
               Class A1                     5.32      10/15/48          313,380
     280,757   Washington Mutual
               Alternative Loan Trust,
               Series 2005-9,
               Class 2A4                    5.50      11/25/35          240,690
     485,646   Wells Fargo Mortgage
               Backed Securities,
               Series 2004-B, Class A1      4.93       2/25/34          467,404
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                 $   8,016,860
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.3%
   3,333,444   U.S. Treasury Inflation
               Index Note                   2.00       1/15/14        3,452,197
   2,500,000   U.S. Treasury Note           1.00       9/30/11        2,501,953
   2,500,000   U.S. Treasury Note           1.38       9/15/12        2,495,703
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                   $   8,449,853
--------------------------------------------------------------------------------

   Shares                                                             Value

PREFERRED STOCK -- 0.4%
   FINANCIAL SERVICES -- 0.4%
       7,900   Citigroup VIII                                     $     156,973
--------------------------------------------------------------------------------
INVESTMENT FUND -- 11.1%
   4,194,010   Touchstone Institutional
               Money Market Fund ^                                $   4,194,010
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.5%
(COST $40,726,357)                                                $  40,349,595
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.5%)                      (2,445,251)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  37,904,344
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities were valued at $2,833,445 or 7.5% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description             Level 1        Level 2       Level 3          Total
--------------------------------------------------------------------------------
Corporate Bonds                 --     14,724,430             --     14,724,430
Agency
   Mortgage-Backed
   Securities                   --      4,807,469             --      4,807,469
Mortgage Related
   Securities                   --      8,016,860             --      8,016,860
U.S. Treasury
   Obligations       $          --   $  8,449,853  $          --  $   8,449,853
Preferred Stock            156,973             --             --        156,973
Mutual Fund              4,194,010             --             --      4,194,010
                                                                  -------------
                                                                  $  40,349,595


See Notes to Schedules of Investments.

                                                                           5
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

CORPORATE BONDS -- 97.2%
   AEROSPACE & DEFENSE -- 0.7%
$    100,000   B/E Aerospace, Inc.          8.50        7/1/18    $     102,500
     120,000   Moog, Inc.                   7.25       6/15/18          115,200
      32,000   Transdigm, Inc., 144A        7.75       7/15/14           31,080
--------------------------------------------------------------------------------
                                                                        248,780
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 5.9%
     503,000   Asbury Automotive
               Group                        8.00       3/15/14          467,790
      12,000   Asbury Automotive
               Group                        7.63       3/15/17           10,620
     300,000   Ford Motor
               Credit Co.                   7.00       10/1/13          281,584
     162,000   GMAC LLC, 144A               6.88       9/15/11          153,090
     265,000   GMAC LLC, 144A               6.63       5/15/12          243,800
     500,000   Tenneco
               Automotive, Inc.            10.25       7/15/13          520,000
     346,000   United Auto
               Group, Inc.                  7.75      12/15/16          319,185
--------------------------------------------------------------------------------
                                                                      1,996,069
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 2.8%
     610,000   Gibraltar
               Industries, Inc.             8.00       12/1/15          552,050
     120,000   Texas Industries, Inc.       7.25       7/15/13          115,200
     405,000   U.S. Concrete                8.38        4/1/14          263,250
--------------------------------------------------------------------------------
                                                                        930,500
--------------------------------------------------------------------------------
   CHEMICALS -- 0.4%
     150,000   Polyone Corp.                8.88        5/1/12          151,500
--------------------------------------------------------------------------------
   COAL -- 3.1%
   1,210,000   Massey Energy Co.            3.25        8/1/15          961,950
      82,000   Peabody Energy Corp.         7.38       11/1/16           82,820
--------------------------------------------------------------------------------
                                                                      1,044,770
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.9%
     349,000   First Data Corp.             9.88       9/24/15          322,389
     309,000   SunGard Data
               Systems, Inc.                9.13       8/15/13          312,090
--------------------------------------------------------------------------------
                                                                        634,479
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.4%
     272,000   Jarden Corp. +               7.50        5/1/17          264,520
     535,000   Visant Holding Corp.         8.75       12/1/13          544,363
--------------------------------------------------------------------------------
                                                                        808,883
--------------------------------------------------------------------------------
   ENERGY -- 16.3%
     700,000   Atlas Pipeline Partners      8.13      12/15/15          563,500
     164,000   Atlas Pipeline Partners      8.75       6/15/18          131,200
     396,000   Chesapeake
               Energy Corp.                 9.50       2/15/15          416,790
      49,000   Chesapeake
               Energy Corp.                 6.50       8/15/17           44,958
     311,000   Connacher Oil &
               Gas, 144A                   10.25      12/15/15          253,465
     187,000   Forest Oil Corp.             7.25       6/15/19          174,845
     685,000   Gibson Energy               11.75       5/27/14          715,824
     644,000   Helix Energy
               Solutions, 144A              9.50       1/15/16          643,999
     529,000   Hilcorp Energy, 144A         7.75       11/1/15          499,905
      44,000   Hilcorp Energy, 144A         9.00        6/1/16           43,670
     350,000   Holly Energy
               Partners LP                  6.25        3/1/15          320,250
     85,000    North American
               Energy, 144A                10.88        6/1/16           87,550
     348,000   Petrohawk Energy
               Corp., 144A                 10.50        8/1/14          374,100
     259,000   Targa Resources
               Partners                     8.25        7/1/16          245,403
     329,000   Targa Resources
               Partners, 144A              11.25       7/15/17          347,095
     682,000   United Refining Co.         10.50       8/15/12          586,520
--------------------------------------------------------------------------------
                                                                      5,449,074
--------------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.8%
     150,000   Browning-Ferris
               Industries, Inc.             9.25        5/1/21          183,742
      78,000   Clean Harbors,
               Inc., 144A                   7.63       8/15/16           79,853
--------------------------------------------------------------------------------
                                                                        263,595
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.5%
     196,000   Nuveen
               Investments, Inc., 144A     10.50      11/15/15          169,540
--------------------------------------------------------------------------------
   HEALTH CARE -- 5.9%
     200,000   Apria Healthcare
               Group                       11.25       11/1/14          215,000
     250,000   Axcan Intermediate
               Holdings                     9.25        3/1/15          263,750
     200,000   Davita, Inc., 144A           6.63       3/15/13          198,000
      32,000   Davita, Inc., 144A           7.25       3/15/15           31,680
     260,000   HCA, Inc.                    5.75       3/15/14          229,450
     250,346   HCA, Inc.                    9.63      11/15/16          260,360
      45,000   Iasis Healthcare             8.75       6/15/14           45,000
     316,000   Invacare Corp.               9.75       2/15/15          334,960
     253,000   Res-Care, Inc.               7.75      10/15/13          246,675
     208,000   Universal Hospital
               Services FRN                 4.64      11/30/09          176,280
--------------------------------------------------------------------------------
                                                                      2,001,155
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.4%
     129,000   Sealy Mattress Co.           8.25       6/15/14          119,325
      23,000   Sealy Mattress Co.,
               144A                        10.88       4/15/16           25,358
--------------------------------------------------------------------------------
                                                                        144,683
--------------------------------------------------------------------------------
   HOUSING -- 2.5%
     315,000   Beazer Homes USA             6.88       7/15/15          239,400
     400,000   M/I Homes, Inc.              6.88        4/1/12          370,000
     250,000   Meritage Homes
               Corp.                        6.25       3/15/15          232,500
--------------------------------------------------------------------------------
                                                                        841,900
--------------------------------------------------------------------------------
   INDUSTRIALS -- 6.4%
     448,000   Buckeye
               Technologies, Inc.           8.50       10/1/13          459,200
     416,000   Cellu Tissue
               Holdings, 144A              11.50        6/1/14          445,120
      12,000   General Cable Corp.          7.13        4/1/17           11,760
     290,000   Iron Mountain, Inc.          8.38       8/15/21          298,700
     492,000   Mueller Water
               Products                     7.38        6/1/17          428,655
      30,000   Solo Cup Co., 144A          10.50       11/1/13           31,800
     500,000   Texas Industries,
               Inc., 144A                   7.25       7/15/13          480,000
--------------------------------------------------------------------------------
                                                                      2,155,235
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

    6
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

CORPORATE BONDS -- 97.2% - continued
   LODGING -- 0.3%
$    100,000   Wyndham Worldwide            9.88        5/1/14    $     107,448
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.6%
     200,000   Trinity Industries, Inc.     6.50       3/15/14          198,000
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 9.4%
     365,000   CSC Holdings
               Inc., 144A                   8.63       2/15/19          385,988
     164,000   CSC Holdings,
               Inc., 144A                   8.50       6/15/15          172,200
     191,000   Fisher
               Communications, Inc.         8.63       9/15/14          176,675
     153,000   Interpublic
               Group, 144A                 10.00       7/15/17          165,240
     308,000   Lamar Media Corp. +          7.25        1/1/13          302,995
     139,000   Lamar Media Corp.            6.63       8/15/15          127,185
     363,000   Lamar Media
               Corp., 144A                  9.75        4/1/14          392,948
     152,000   Quebecor Media
               (Senior Notes)               7.75       3/15/16          150,480
     135,000   Quebecor Media
               (Senior Unsecured
               Notes)                       7.75       3/15/16          133,650
     263,000   Valassis
               Communications               8.25        3/1/15          235,714
      64,000   Videotron Ltee               6.88       1/15/14           63,360
     148,000   Videotron Ltee               9.13       4/15/18          160,210
      48,000   Virgin Media
               Finance PLC                  8.75       4/15/14           48,960
     390,000   Virgin Media
               Finance PLC                  9.50       8/15/16          410,474
     240,000   Warner Music
               Group Corp.                  7.38       4/15/14          229,800
--------------------------------------------------------------------------------
                                                                      3,155,879
--------------------------------------------------------------------------------
   METALS -- 2.5%
     200,000   Newmont Mining               8.63       5/15/11          211,447
     317,000   Novelis, Inc.                7.25       2/15/15          274,205
      35,000   Ryerson, Inc.               12.00       11/1/15           33,250
     181,000   Steel Dynamics, Inc.         7.38       11/1/12          182,810
     147,000   Steel Dynamics, Inc.         6.75        4/1/15          140,753
--------------------------------------------------------------------------------
                                                                        842,465
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 0.7%
     341,000   PPF Funding, Inc. 144A       5.70       4/15/17          232,627
--------------------------------------------------------------------------------
   RETAIL -- 3.1%
     432,000   Ace Hardware
               Corp., 144A                  9.13        6/1/16          451,440
     250,000   Ingles Markets,
               Inc., 144A                   8.89       5/15/17          256,250
     350,000   QVC, Inc., 144A              7.50       10/1/19          350,438
--------------------------------------------------------------------------------
                                                                      1,058,128
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 1.8%
     191,000   NXP BV/ NXP
               Funding LLC                  7.88      10/15/14          149,935
     483,000   Sensata Technologies         8.00        5/1/14          450,398
--------------------------------------------------------------------------------
                                                                        600,333
--------------------------------------------------------------------------------
   SERVICES -- 2.2%
      90,000   Ashstead Holdings
               PLC, 144A                    8.63        8/1/15           86,400
     197,000   Ashtead Capital,
               Inc., 144A                   9.00       8/15/16          189,120
     153,000   Expedia, Inc., 144A          8.50        7/1/16          161,415
     194,000   RSC Equipment
               Rental, Inc., 144A          10.00       7/15/17          208,550
      77,000   United Rentals
               NA, 144A                    10.88       6/15/16           82,390
--------------------------------------------------------------------------------
                                                                        727,875
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 11.2%
     430,000   Centennial
               Communications
               Corp.                       10.13       6/15/13          442,899
      38,000   Cincinnati Bell, Inc.        7.25       7/15/13           38,570
     371,000   Cincinnati Bell,
               Inc., 144A                   7.00       2/15/15          359,869
     100,000   Citizens
               Communications               6.25       1/15/13           98,000
     190,000   Cricket
               Communications               9.38       11/1/14          192,850
     330,000   Cricket
               Communications               7.75       5/15/16          334,950
     190,000   Cricket
               Communications,
               Inc., 144A                  10.00       7/15/15          195,225
     109,000   Crown Castle
               International Corp.          9.00       1/15/15          114,178
     250,000   Frontier
               Communications, Inc.         8.13       10/1/18          251,563
     299,000   GCI, Inc.                    7.25       2/15/14          281,808
     132,000   MetroPCS
               Wireless, Inc., 144A         9.25       11/1/14          134,970
     139,000   Nextel
               Communications               6.88      10/31/13          128,923
     400,000   Sprint Capital Corp.         7.63       1/30/11          409,499
     139,000   Sprint Capital Corp.         8.75       3/15/32          131,355
     324,000   Sprint Nextel, Corp.         8.38       8/15/17          322,380
     231,000   Wind Acquisition
               Finance SA, 144A            11.75       7/15/17          260,453
      84,000   Windstream Corp.             8.63        8/1/16           85,890
--------------------------------------------------------------------------------
                                                                      3,783,382
--------------------------------------------------------------------------------
   UTILITIES -- 15.4%
     520,000   AES Corp.                    8.00      10/15/17          523,250
     827,000   Copano Energy LLC            8.13        3/1/16          806,324
      18,000   Edison Mission Energy        7.00       5/15/17           15,030
     200,000   Enterprise Products          8.38        8/1/66          187,000
     161,000   Glencore Funding
               LLC, 144A                    6.00       4/15/14          154,428
     200,000   Inergy LP                    8.25        3/1/16          201,000
     350,000   Intergen NV, 144A            9.00       6/30/17          360,500
     792,000   MarkWest Energy
               Partners                     8.75       4/15/18          788,040
     750,000   NRG Energy                   7.25        2/1/14          736,875
     215,000   PNM Resources, Inc.          9.25       5/15/15          217,150


See Notes to Schedules of Investments.

                                                                           7
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

CORPORATE BONDS -- 97.2% - continued
   UTILITIES -- 15.4% - continued
$    104,000   Pugent Sound
               Energy, Inc.                 6.97        6/1/67    $      83,535
     320,000   Regency Energy
               Partners                     8.38      12/15/13          323,200
      51,000   Reliant Energy, Inc.         7.63       6/15/14           50,044
     492,000   Sabine Pass Lng LP           7.25      11/30/13          439,110
     367,000   Teppco Partners LP           7.00        6/1/67          313,759
--------------------------------------------------------------------------------
                                                                      5,199,245
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                             $  32,745,545
--------------------------------------------------------------------------------

   Shares                                                             Value

PREFERRED STOCK -- 0.2%
          90   Preferred Blocker, Inc., 144A +                    $      52,338
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.6%
     926,275   Invesco AIM Liquid Assets Portfolio *              926,275
     629,830   Touchstone Institutional
               Money Market Fund ^                                      629,830
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   1,556,105
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.0%
(COST $33,299,954)                                                $  34,353,988
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0%)                        (675,795)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  33,678,193
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $889,621.

*     Represents collateral for securities loaned.

FRN - Floating Rate Note

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities were valued at $8,791,894 or 26.11% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2        Level 3           Total
--------------------------------------------------------------------------------
Coporate Bonds    $          --   $  32,745,545   $          --   $  32,745,545
Preferred Stock          52,338              --              --          52,338
Mutual Funds          1,556,105              --              --       1,556,105
                                                                  -------------
                                                                  $  34,353,988


See Notes to Schedules of Investments.

    8
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 98.0%
   CONSUMER DISCRETIONARY -- 10.6%
      32,443   Best Buy Co., Inc. +                               $   1,217,261
      18,040   Dollar Tree, Inc.                                        878,187
      30,367   Honda Motor Co., Ltd. - ADR                              920,424
      17,225   McDonald's Corp.                                         983,031
      19,230   Ross Stores Inc.*                                        918,617
      33,686   Target Corp. +                                         1,572,463
--------------------------------------------------------------------------------
                                                                      6,489,983
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 9.8%
      44,077   Altria Group                                             785,011
      27,000   CVS Caremark Corp.                                       964,980
      19,612   Kimberly-Clark Corp.                                   1,156,716
      19,470   PepsiCo, Inc.                                          1,142,110
      40,457   Philip Morris International, Inc.                      1,971,875
--------------------------------------------------------------------------------
                                                                      6,020,692
--------------------------------------------------------------------------------
   ENERGY -- 12.6%
      44,150   Chesapeake Energy Corp.                                1,253,860
      20,446   Chevron Corp.                                          1,440,012
      27,084   ENSCO International, Inc. +                            1,152,153
      54,764   Marathon Oil Corp.                                     1,746,972
      12,214   Transocean Ltd.                                        1,044,663
      25,611   XTO Energy, Inc.                                       1,058,247
--------------------------------------------------------------------------------
                                                                      7,695,907
--------------------------------------------------------------------------------
   FINANCIALS -- 14.2%
      42,790   AFLAC, Inc.                                            1,828,845
      26,292   Allstate Corp.                                           805,061
      32,506   American Express Co.                                   1,101,953
      24,210   BB&T Corp.* +                                            659,480
       9,400   Goldman Sachs Group +                                  1,732,890
      39,600   Morgan Stanley Dean Witter & Co.*                      1,222,848
      16,200   PNC Financial Services Group +                           787,158
      10,820   State Street Corp.                                       569,132
--------------------------------------------------------------------------------
                                                                      8,707,367
--------------------------------------------------------------------------------
   HEALTH CARE -- 12.0%
      17,118   Johnson & Johnson                                      1,042,315
      20,557   Laboratory Corp. of America Holdings* +                1,350,595
      21,648   McKesson Corp. +                                       1,289,138
      29,065   Novartis AG - ADR                                      1,464,295
      17,330   Teva Pharmaceutical Industries Ltd.                      876,205
      28,286   Wellpoint, Inc.*                                       1,339,625
--------------------------------------------------------------------------------
                                                                      7,362,173
--------------------------------------------------------------------------------
   INDUSTRIALS -- 10.9%
      12,979   Danaher Corp. +                                          873,746
      22,170   Emerson Electric Co. +                                   888,574
      15,212   Honeywell International                                  565,126
      27,805   Illinois Tool Works, Inc.                              1,187,552
      21,384   Union Pacific Corp.                                    1,247,756
      30,911   United Technologies Corp.                              1,883,407
--------------------------------------------------------------------------------
                                                                      6,646,161
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 21.0%
      26,383   Amphenol Corp.                                           994,111
      76,111   Cisco Systems, Inc.*                                   1,791,653
      13,030   Fiserv, Inc.*                                            628,046
      27,977   Hewlett-Packard Co.                                    1,320,794
      70,216   Intel Corp.                                            1,374,127
      10,330   International Business Machines Corp.                  1,235,571
      76,620   Microsoft Corp.                                        1,983,692
      54,779   Oracle Corp.*                                          1,141,594
      34,995   QUALCOMM, Inc.                                         1,574,075
      39,647   Western Union Co.                                        750,121
--------------------------------------------------------------------------------
                                                                     12,793,784
--------------------------------------------------------------------------------
   MATERIALS -- 2.4%
      18,059   Praxair, Inc.                                          1,475,240
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 2.2%
      49,903   AT&T, Inc.                                             1,347,880
--------------------------------------------------------------------------------
   UTILITIES -- 2.3%
      41,619   Dominion Resources, Inc. +                             1,435,856
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  59,975,043
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 20.5%
  11,319,492   Invesco AIM Liquid Assets Portfolio **                11,319,492
   1,208,075   Touchstone Institutional
               Money Market Fund ^                                    1,208,075
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $  12,527,567
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.5%
(COST $73,061,664)                                                $  72,502,610
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.5%)                    (11,336,233)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  61,166,377
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $11,066,898.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2        Level 3           Total
--------------------------------------------------------------------------------
Common Stocks     $  59,975,043   $          --   $          --   $  59,975,043
Mutual Funds         12,527,567              --              --      12,527,567
                                                                  -------------
                                                                  $  72,502,610


See Notes to Schedules of Investments.

                                                                           9
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 99.0%
   CONSUMER DISCRETIONARY -- 13.3%
       5,100   Abercrombie & Fitch Co. - Class A +                $     167,688
       6,600   Advance Auto Parts, Inc. +                               259,248
       9,475   American Eagle Outfitters, Inc.                          159,749
      10,750   Bed Bath & Beyond, Inc.* +                               403,555
       8,075   Burger King Holdings, Inc.                               142,039
       7,100   Coach, Inc.                                              233,732
       2,750   DeVry, Inc.                                              152,130
       9,000   Discovery Communications, Inc. +                         260,010
       7,320   Lennar Corp. - Class A                                   104,310
       9,235   Macy's, Inc.                                             168,908
       7,252   Marriott International, Inc. +                           200,083
       2,700   Snap-On, Inc.                                             93,852
      12,900   Starbucks Corp.* +                                       266,385
       5,500   TJX Cos., Inc. (The)                                     204,325
       4,700   Toll Brothers, Inc.*                                      91,838
       6,200   Urban Outfitters, Inc.                                   187,054
       7,490   WABCO Holdings, Inc.                                     157,290
--------------------------------------------------------------------------------
                                                                      3,252,196
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 4.0%
       4,700   Avon Products, Inc. +                                    159,612
       2,400   Bunge Ltd +                                              150,264
       4,500   H.J. Heinz Co.                                           178,874
       3,175   J.M. Smucker Co. (The)                                   168,307
       2,875   Molson Coors Brewing Co. - Class B                       139,955
       3,050   Ralcorp Holdings, Inc.*                                  178,334
--------------------------------------------------------------------------------
                                                                        975,346
--------------------------------------------------------------------------------
   ENERGY -- 10.7%
       4,600   Cameron International Corp.* +                           173,972
       9,775   CONSOL Energy, Inc.                                      440,950
      16,500   Denbury Resources, Inc.*                                 249,645
       9,450   Massey Energy Co.                                        263,561
       2,751   Murphy Oil Corp.                                         158,375
       9,832   National Oilwell Varco, Inc.* +                          424,054
       4,200   Peabody Energy Corp.                                     156,324
       7,525   Petrohawk Energy Corp.                                   182,180
       4,100   Smith International, Inc. +                              117,670
      21,560   Weatherford International Ltd.                           446,939
--------------------------------------------------------------------------------
                                                                      2,613,670
--------------------------------------------------------------------------------
   FINANCIALS -- 13.9%
       7,000   Ameriprise Financial, Inc.                               254,310
      21,300   Annaly Capital Management, Inc. +                        386,382
       3,271   Arch Capital Group, Ltd.*                                220,923
       4,445   Assurant, Inc.                                           142,507
       5,800   Federated Investors, Inc. - Class B +                    152,946
      19,250   Fidelity National Financial, Inc. +                      290,290
       7,883   First Horizon National Corp. +                           104,297
       8,535   Hudson City Bancorp, Inc.                                112,235
       7,555   Invesco, Ltd.                                            171,952
      10,150   Janus Capital Group, Inc.                                143,927
      23,850   KeyCorp                                                  155,025
      10,225   Knight Capital Group, Inc.*                              222,394
       3,650   Lazard Ltd. - Class A                                    150,782
       9,156   New York Community Bancorp, Inc.                         104,562
         150   Northern Trust Corp.*                                      8,724
       1,750   PartnerRe, Ltd.                                          134,645
       9,131   People's United Financial, Inc.                          142,078
         675   SunTrust Banks, Inc.                                      15,221
      33,755   Synovus Financial Corp. +                                126,581
       9,950   TCF Financial Corp. +                                    129,748
       7,785   Willis Group Holdings, Ltd.                              219,693
--------------------------------------------------------------------------------
                                                                      3,389,222
--------------------------------------------------------------------------------
   HEALTH CARE -- 12.4%
       1,460   Beckman Coulter, Inc.                                    100,652
       6,000   Celgene*                                                 335,400
       1,900   Cerner Corp.* +                                          142,120
       5,800   DaVita, Inc.*                                            328,512
       1,680   Edwards Lifesciences Corp.*                              117,449
      29,050   Elan Corp. PLC - ADR* +                                  206,546
       8,500   Life Technologies Corp.*                                 395,675
       8,350   Shire Pharmaceuticals Group PLC - ADR                    436,621
       3,485   Thermo Fisher Scientific, Inc.*                          152,190
       3,100   United Therapeutics Corp.* +                             151,869
       5,700   Varian Medical Systems, Inc. +                           240,141
      11,250   Vertex Pharmaceuticals, Inc.*                            426,375
--------------------------------------------------------------------------------
                                                                      3,033,550
--------------------------------------------------------------------------------
   INDUSTRIALS -- 16.4%
       1,265   Alliant Techsystems*                                      98,480
       7,200   AMETEK, Inc.                                             251,352
      14,400   Corrections Corp. of America*                            326,160
       8,400   CSX Corp.                                                351,624
       4,520   Dover                                                    175,195
      16,925   Hexcel Corp.*                                            193,622
       9,900   IDEX Corp.                                               276,705
       5,900   ITT Industries, Inc.                                     307,685
       2,375   Jacobs Engineering Group, Inc.*                          109,131
       4,415   Joy Global, Inc.                                         216,070
       4,150   Kennametal, Inc.                                         102,132
       8,000   Kirby Corp.* +                                           294,560
       9,800   MSC Industrial Direct Co. - Class A +                    427,084
       2,400   Precision Castparts Corp.                                244,488
       3,850   Rockwell Collins, Inc.                                   195,580
       3,130   SPX Corp.                                                191,775
       6,800   Tyco International Ltd.                                  234,464
--------------------------------------------------------------------------------
                                                                      3,996,107
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 17.4%
       6,775   Agilent Technologies, Inc.*                              188,548
      53,800   Alcatel-Lucent                                           241,562
       6,640   Analog Devices, Inc.                                     183,131
       6,050   Avago Technologies Ltd.                                  103,274
       5,250   Avnet, Inc.*                                             136,343
       5,700   BMC Software, Inc.* +                                    213,921
       7,175   Broadcom Corp. - Class A*                                220,201
       4,750   Cognizant Technology Solutions Corp.*                    183,635
       4,650   Global Payments, Inc.                                    217,155
      10,230   Maxim Integrated Products, Inc.                          185,572
       4,300   Mettler-Toledo International, Inc.*                      389,536
       5,650   Microchip Technology, Inc. +                             149,725
      20,800   Motorola, Inc.                                           178,672
      12,200   Nice Systems, Ltd. - ADR*                                371,367
      29,700   ON Semiconductor Corp.* +                                245,025
       6,500   QLogic Corp.                                             111,800
      16,900   Quest Software, Inc.* +                                  284,765


See Notes to Schedules of Investments.

   10
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Shares                                                             Value

COMMON STOCKS -- 99.0% - continued
   INFORMATION TECHNOLOGY -- 17.4% - continued
       8,750   Red Hat, Inc.* +                                   $     241,850
      21,701   Verigy, Ltd.*                                            252,166
       7,500   Xilinx, Inc.                                             175,650
--------------------------------------------------------------------------------
                                                                      4,273,898
--------------------------------------------------------------------------------
   MATERIALS -- 7.0%
       9,675   Commercial Metals Co.                                    173,183
      12,850   Crown Holdings, Inc.*                                    349,519
       4,805   Cytec Industries, Inc.                                   156,018
       5,000   Ecolab, Inc.                                             231,150
       4,435   International Flavors & Fragrances, Inc.                 168,220
       7,300   Owens-Illinois, Inc.*                                    269,370
       6,375   Pactiv Corp.*                                            166,069
      17,700   Yamana Gold, Inc.                                        189,567
--------------------------------------------------------------------------------
                                                                      1,703,096
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 1.2%
       9,400   NII Holdings, Inc.                                       281,812
--------------------------------------------------------------------------------
   UTILITIES -- 2.7%
       4,095   Consolidated Edison, Inc.                                167,649
       4,600   EQT Corp.                                                195,960
       6,215   Hawaiian Electric Industries, Inc. +                     112,616
         350   PG&E Corp.                                                14,172
       3,870   Wisconsin Energy Corp.                                   174,808
--------------------------------------------------------------------------------
                                                                        665,205
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  24,184,102
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 23.8%
   5,348,796   Invesco AIM Liquid Assets Portfolio **                 5,348,796
     473,153   Touchstone Institutional
               Money Market Fund ^                                      473,153
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   5,821,949
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.8%
(COST $28,936,893)                                                $  30,006,051
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.8%)                     (5,571,175)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  24,434,876
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $5,194,785.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

PLC - Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.


                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2        Level 3           Total
--------------------------------------------------------------------------------
Common Stocks     $  24,184,102   $          --   $          --   $  24,184,102
Mutual Funds          5,821,949              --              --       5,821,949
                                                                  -------------
                                                                  $  30,006,051


See Notes to Schedules of Investments.

                                                                           11
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

COMMERCIAL PAPER -- 7.6%
$  3,993,000   BNP Paribas
               Finance, Inc.                0.06       10/1/09    $   3,993,000
   3,000,000   Societe Generale             0.04       10/1/09        3,000,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            $   6,993,000
--------------------------------------------------------------------------------
CORPORATE BONDS -- 15.5%
     450,000   JPMorgan
               Chase & Co.                  3.80       10/2/09          450,037
   1,160,000   E.I. du Pont de
               Nemours                      6.88      10/15/09        1,162,737
     543,000   Goldman Sachs
               Group, Inc. FRN              0.55       12/2/09          540,835
     300,000   Bank of America Corp.        4.75      12/15/09          300,000
   2,230,000   General Electric
               Capital Corp.                3.75      12/15/09        2,242,848
   1,000,000   Wachovia Mortgage
               (Wells Fargo)                4.13      12/15/09        1,002,165
     375,000   Caterpillar Financial
               Services Corp.               4.15       1/15/10          378,292
     255,000   Credit Suisse FB
               USA, Inc.                    4.13       1/15/10          257,498
     600,000   General Electric
               Capital Corp.                7.38       1/19/10          611,272
   2,000,000   Mellon Funding Corp.
               (BNY Mellon)                 6.38       2/15/10        2,027,122
   1,950,000   NSTAR                        8.00       2/15/10        1,990,752
     250,000   BP Capital
               Markets PLC                  4.88       3/15/10          254,891
     500,000   Canada Mortgage
               & Housing                    3.88        4/1/10          507,182
     130,000   Export Development
               Canada                       4.63        4/1/10          132,371
     753,000   E.I. du Pont de
               Nemours                      4.13       4/30/10          768,024
   1,500,000   Wells Fargo & Co.            4.63        8/9/10        1,546,159
     130,000   Deutsche Bank AG
               London                       5.00      10/12/10          135,602
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                             $  14,307,787
--------------------------------------------------------------------------------
MUNICIPAL DEBT -- 9.2%
   1,190,000   MS St UTGO                   7.00       10/1/09        1,190,000
     800,000   Groton CT UTGO               5.13       10/8/09          800,056
   1,335,000   Will Co UTGO                 2.50       11/1/09        1,335,275
   1,615,000   TX St UTGO
               (Veterans Hsg Prog)          7.15       12/1/09        1,629,516
     400,000   Carmel Clay IN Schs
               UTGO TAWS                    2.75      12/31/09          401,737
     350,000   Columbus IN Sch
               Bldg Corp Rev BANS           2.50      12/31/09          350,000
     300,000   Gahanna-Jefferson
               City OH LTGO BANS            3.00       3/10/10          300,647
   1,000,000   Franklin Co OH Spl
               Oblig BANS                   3.10       3/12/10        1,000,868
     795,000   Butler Co OH LTGO
               BANS                         1.65        8/5/10          795,000
     700,000   Woodbridge St
               UTGO BANS                    2.00       8/26/10          701,051
--------------------------------------------------------------------------------
TOTAL MUNICIPAL DEBT                                              $   8,504,150
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 52.8%
   1,400,000   Concordia College
               (LOC: Bank of America)       0.40       10/1/09        1,400,000
   2,470,000   WA St Hsg Fin
               Commn MFH Rev
               (Auburn Meadows)
               Ser B (LOC: Wells
               Fargo Bank NA)               0.50       10/1/09        2,470,000
   3,060,000   486 Lesser Street
               (LOC: Comerica Bank)         1.20       10/7/09        3,060,000
     795,000   Agra Enterprises LLC
               (LOC: US Bank NA)            1.20       10/7/09          795,000
     570,000   Butler Co OH Cap
               Fdg Rev (CCAO
               Low Cost)
               (LOC: US Bank NA)            1.20       10/7/09          570,000
   2,000,000   CA St Enterprise
               Dev Auth IDR
               (Tri-Tool Inc - B)
               (LOC: Comerica Bank)         3.75       10/7/09        2,000,000
     290,000   CA Statewide
               CDA MFH (Sunrise
               Fresno) (LOC: FNMA)          0.55       10/7/09          290,000
     250,000   Chattanooga TN
               Hlth Edl & Hsg Fac
               Bd MFH (Windridge-B)
               (LOC: FNMA)                  0.75       10/7/09          250,000
     765,000   Corp Finance
               Managers (LOC: Wells
               Fargo Bank)                  0.35       10/7/09          765,000
     465,000   Diaz-Upton LLC
               (LOC: State
               Street Bank)                 0.45       10/7/09          465,000
     500,000   Driftwood Landing
               Corp. (LOC: National
               City Bank)                   0.50       10/7/09          500,000
     307,000   Fitch Denney Funeral
               Home, Inc.
               (LOC: FHLB)                  0.92       10/7/09          307,000
     140,000   FL HFC MFH (Avalon
               Reserve)
               (LOC: FNMA)                  0.80       10/7/09          140,000
   3,140,000   Goson Project
               (LOC: FHLB)                  1.20       10/7/09        3,140,000
     430,000   Goson Project Ser
               1997 (LOC: FHLB)             1.20       10/7/09          430,000
     585,000   IL Fin Auth (Community
               Action Ser B) RB
               (LOC: Harris NA)             0.63       10/7/09          585,000
     705,000   JL Capital One LLC
               (LOC: Wells
               Fargo Bank)                  0.55       10/7/09          705,000
     515,000   Lake Oswego OR
               Redev Agy Tax
               Increment Rev Ser B
               (LOC: Wells
               Fargo Bank)                  0.45       10/7/09          515,000


See Notes to Schedules of Investments.

   12
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                               Interest    Maturity
   Amount                                   Rate        Date          Value

VARIABLE RATE DEMAND NOTES* -- 52.8% - continued
$  2,000,000   Lavonia O Frick
               Family Trust (LOC:
               FHLB)                        0.50       10/7/09   $    2,000,000
   3,945,000   Lexington Financial
               Services (LOC: LaSalle
               Bank)                        0.35       10/7/09        3,945,000
   3,420,000   Mequon WI IDR
               (Gateway Plastics)
               (LOC: Bank One)              2.32       10/7/09        3,420,000
   2,000,000   Miami-Dade Co FL
               IDA IDR (Dolphin
               Stadium PJ) (LOC:
               Societe Generale)            0.45       10/7/09        2,000,000
   1,875,000   Miarko, Inc.
               (LOC: PNC Bank NA)           1.10       10/7/09        1,875,000
   1,200,000   Midwestern University
               Series A (LOC: Royal
               Bank of Canada)              0.45       10/7/09        1,200,000
     979,000   Mill St Village LLC
               (LOC: FHLB)                  1.05       10/7/09          979,000
   1,400,000   Mountain Agency, Inc.
               (LOC: US Bank NA)            0.82       10/7/09        1,400,000
   1,395,000   NJ Economic Dev
               Auth Rev (Cascade
               Corp.-Ser C) (LOC:
               Bank of America NA)          0.80       10/7/09        1,395,000
     700,000   NY St Hsg Fin Agy Rev
               (LOC: FHLMC)                 0.27       10/7/09          700,000
   1,700,000   Ohio St Solid Waste
               Rev (BP PLC)                 0.33       10/7/09        1,700,000
   1,515,000   Phoenix Realty MFH
               Rev (Brightons Mark)
               (LOC: Northern
               Trust Co.)                   0.53       10/7/09        1,515,000
   2,700,000   Raleigh NC COP
               (LOC: Wachovia
               Bank NA)                     0.35       10/7/09        2,700,000
     445,000   Sacramento Co CA
               Hsg Auth MFH Rev
               (Deer Pk Apts)
               (LOC: FNMA)                  0.52       10/7/09          445,000
     945,000   SGM Funding Corp. I
               (LOC: US Bank NA)            1.20       10/7/09          945,000
     500,000   Simi Valley CA MFH
               Rev (Parker Ranch)
               (LOC: FNMA)                  0.52       10/7/09          500,000
     500,000   St Paul MN Port Auth
               Dist (LOC: Deutsche
               Bank)                        0.27       10/7/09          500,000
     150,000   Suffolk Co NY IDA
               (Hampton Day School)
               (LOC: JPMorgan
               Chase Bank)                  1.15       10/7/09          150,000
   1,305,000   Tennis for Charity, Inc.
               OH Rev (LOC:
               JPMorgan Chase Bank)         0.82       10/7/09        1,305,000
     300,000   Volusia Co FL Dev
               Auth Ind Rev                 0.40       10/7/09          300,000
   1,434,000   Wai Enterprises LLC
               Ser 2004 (LOC: FHLB)         1.20       10/7/09        1,434,000
     125,000   Westmoreland Co
               PA IDA (Greensburg
               Thermal) Ser B (LOC:
               PNC Bank NA)                 0.52       10/7/09          125,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                 $  48,920,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
   2,000,000   Overseas Private
               Investment Corp.
               FRCOP                        0.22       10/7/09        2,000,000
   2,217,512   Overseas Private
               Investment Corp.
               FRCOP                        0.22       10/7/09        2,217,512
   2,000,000   Overseas Private
               Investment Corp.
               FRCOP                        0.22       10/7/09        2,000,000
   3,400,000   Overseas Private
               Investment Corp.
               FRCOP                        0.22       10/7/09        3,400,000
     250,000   FHLB                         4.50       10/9/09          250,218
     500,000   FHLB FRN                     0.32      10/23/09          500,037
     100,000   FNMA                         4.00       11/9/09          100,378
     500,000   FHLB                         4.00      11/13/09          501,801
     100,000   FHLB                         4.25      11/20/09          100,519
     200,000   FHLB DN                      0.00      12/23/09          199,676
     200,000   FNMA                         4.30       2/17/10          202,865
     160,000   FNMA                         4.40        3/8/10          162,669
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                          $  11,635,675
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 2.2%
   2,000,000   Rabobank Nederland                                 $   2,053,060
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(COST $92,413,672)                                                $  92,413,672
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                           112,206
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  92,525,878
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                                              13
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

BANS - Bond Anticipation Notes
CDA - Communities Development Authority
COP - Certificate of Participation
DN - Discount Note
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRCOP - Floating Rate Certificate of Participation
FRN - Floating Rate Note
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
RB - Revenue Bond
PLC - Public Limited Company
TAWS - Tax Anticipation Warrants
UTGO - Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Commercial Paper      $          --  $   6,993,000  $          --  $  6,993,000
Corporate Bonds                  --     14,307,787             --    14,307,787
Municipal Debt                   --      8,504,150             --     8,504,150
Variable Rate
   Demand Notes                  --     48,920,000             --    48,920,000
U.S. Government
   Agency Obligations            --     11,635,675             --    11,635,675
Certificate of Deposit           --      2,053,060             --     2,053,060
                                                                   -------------
                                                                   $ 92,413,672


See Notes to Schedules of Investments.

   14
-----
----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 63.5%
   CONSUMER DISCRETIONARY -- 3.5%
       7,650   JAKKS Pacific, Inc.* +                             $     109,548
      96,687   Journal Communications, Inc.                             355,808
      12,210   MDC Holdings, Inc.                                       424,175
      21,000   Skyline Corp.                                            473,760
      37,233   Superior Industries International, Inc.                  528,709
--------------------------------------------------------------------------------
                                                                      1,892,000
--------------------------------------------------------------------------------
   ENERGY -- 13.6%
      61,155   Bristow Group, Inc.*                                   1,815,692
     122,693   Bronco Drilling Co., Inc.*                               803,639
      49,648   Cimarex Energy Co. +                                   2,150,752
     158,859   Pioneer Drilling Co.*                                  1,166,025
      28,500   Tidewater, Inc. +                                      1,342,065
--------------------------------------------------------------------------------
                                                                      7,278,173
--------------------------------------------------------------------------------
   FINANCIALS -- 20.2%
       7,500   Arch Capital Group Ltd.*                                 506,550
      79,258   Bank of New York Mellon Corp.                          2,297,688
      95,737   Brookfield Asset Management, Inc. - Class A +          2,174,187
       4,173   Capital Southwest Corp.                                  320,278
      67,500   Forest City Enterprises, Inc. - Class A                  902,475
      48,523   Investment Technology Group, Inc.*                     1,354,762
       9,600   St. Joe Company (The)*                                   279,552
      58,525   Tokio Marine Holdings, Inc. - ADR                      1,679,668
      34,297   Westwood Holdings Group, Inc.                          1,190,106
--------------------------------------------------------------------------------
                                                                     10,705,266
--------------------------------------------------------------------------------
   HEALTH CARE -- 1.1%
      60,800   Cross Country Healthcare, Inc.*                          566,048
--------------------------------------------------------------------------------
   INDUSTRIALS -- 0.9%
      31,800   Alamo Group, Inc.                                        502,440
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 15.0%
     161,000   AVX Corp.                                              1,920,730
      24,600   Bel Fuse, Inc. - Class B                                 468,138
      59,500   Electro Scientific Industries, Inc.*                     796,705
      62,600   Electronics For Imaging, Inc.*                           705,502
      30,600   Lexmark International, Inc. - Class A*                   659,124
     387,808   Sycamore Networks, Inc.*                               1,171,180
      30,700   Synopsys, Inc.*                                          688,294
     223,000   Tellabs, Inc.*                                         1,543,160
--------------------------------------------------------------------------------
                                                                      7,952,833
--------------------------------------------------------------------------------
   MATERIALS -- 9.2%
      69,187   P.H. Glatfelter Co.                                      794,267
      27,300   POSCO - ADR* +                                         2,837,561
     100,000   TimberWest Forest Corp. +                                352,123
      36,280   Westlake Chemical Corp. +                                932,396
--------------------------------------------------------------------------------
                                                                      4,916,347
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  33,813,107
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 33.4%
   CONSUMER DISCRETIONARY -- 5.7%
     110,000   Toyota Industries Corp.                                3,020,329
--------------------------------------------------------------------------------
   ENERGY -- 6.1%
      49,400   EnCana Corp.                                           2,845,934
      20,000   Nabors Industries, Ltd.* +                               418,000
--------------------------------------------------------------------------------
                                                                      3,263,934
--------------------------------------------------------------------------------
   FINANCIALS -- 16.8%
     100,000   Cheung Kong Holdings*                                  1,269,024
     120,000   Hang Ling Group Ltd.                                     600,770
     448,000   Henderson Land Development Co., Ltd.                   2,948,111
     165,000   Investor AB - Class A*                                 2,911,263
      50,000   Mitsui Fudosan Co., Ltd.                                 846,004
     120,000   Wheelock & Co. Ltd.                                      393,288
--------------------------------------------------------------------------------
                                                                      8,968,460
--------------------------------------------------------------------------------
   HEALTH CARE -- 1.0%
       7,500   Sanofi-Aventis S.A.                                      550,413
--------------------------------------------------------------------------------
   MATERIALS -- 3.8%
      58,700   Lanxess                                                2,021,235
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                              $  17,824,371
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.0%
   9,037,390   Invesco AIM Liquid Assets Portfolio **                 9,037,390
      50,737   Touchstone Institutional
               Money Market Fund^                                        50,737
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   9,088,127
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 113.9%
(COST $53,634,574)                                                $  60,725,605
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.9%)                     (7,393,380)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  53,332,225
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $8,801,335.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2         Level 3          Total
--------------------------------------------------------------------------------
Common Stocks     $  33,813,107   $          --   $          --   $  33,813,107
Foreign Stocks       17,824,371              --              --      17,824,371
Mutual Funds          9,088,127              --              --       9,088,127
                                                                  -------------
                                                                  $  60,725,605


See Notes to Schedules of Investments.

                                                                           15
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 99.2%
      23,740   iShares Barclays Aggregate Bond Fund               $   2,490,801
      44,980   iShares MSCI EAFE Index Fund                           2,460,406
       9,450   iShares S&P 500 Index Fund +                           1,001,133
      62,640   iShares S&P 500/BARRA
               Growth Index Fund                                      3,381,306
      57,200   iShares S&P 500/BARRA Value
               Index Fund +                                           2,928,067
       7,910   iShares S&P MidCap 400/BARRA
               Growth Index Fund +                                      583,363
       9,350   iShares S&P MidCap 400/BARRA
               Value Index Fund +                                       589,518
       7,980   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                        431,399
       5,090   iShares S&P SmallCap 600/BARRA
               Value Index Fund +                                       286,262
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  14,152,255
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 27.4%
   3,688,259   Invesco AIM Liquid Assets Portfolio *                  3,688,259
     215,369   Touchstone Institutional
               Money Market Fund^                                       215,369
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   3,903,628
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 126.6%
(COST $18,879,674)                                                $  18,055,883
LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.6%)                     (3,793,690)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  14,262,193
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $3,580,041.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2         Level 3          Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds          $  14,152,255   $          --   $          --   $  14,152,255
Mutual Funds          3,903,628              --              --       3,903,628
                                                                  -------------
                                                                  $  18,055,883


See Notes to Schedules of Investments.

   16
-----
--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 99.3%
      25,340   iShares Barclays 1-3 Year
               Treasury Bond Fund +                               $   2,128,813
     103,200   iShares Barclays Aggregate Bond Fund                  10,827,743
      31,450   iShares MSCI EAFE Index Fund                           1,720,315
       8,690   iShares S&P 500 Index Fund                               920,619
      41,870   iShares S&P 500/BARRA
               Growth Index Fund                                      2,260,143
      36,630   iShares S&P 500/BARRA Value Index Fund +               1,875,090
       6,300   iShares S&P MidCap 400/BARRA
               Growth Index Fund +                                      464,625
       7,480   iShares S&P MidCap 400/BARRA
               Value Index Fund +                                       471,614
       4,270   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                        230,836
       4,120   iShares S&P SmallCap 600/BARRA
               Value Index Fund +                                       231,709
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  21,131,507
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 25.5%
   5,129,571   Invesco AIM Liquid Assets Portfolio *                  5,129,571
     311,356   Touchstone Institutional
               Money Market Fund^                                       311,356
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   5,440,927
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 124.8%
(COST $25,747,371)                                                $  26,572,434
LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.8%)                    (5,276,255)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  21,296,179
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $4,991,176.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2         Level 3          Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds          $  21,131,507   $          --   $          --   $  21,131,507
Mutual Funds          5,440,927              --              --       5,440,927
                                                                  -------------
                                                                  $  26,572,434


See Notes to Schedules of Investments.

                                                                           17
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 99.2%
      34,190   iShares Barclays Aggregate Bond Fund               $   3,587,215
      11,080   iShares MSCI EAFE Index Fund                             606,076
      75,350   iShares S&P 500/BARRA
               Growth Index Fund                                      4,067,393
      11,270   iShares S&P 500/BARRA Value Index Fund                   576,911
      56,930   iShares S&P MidCap 400/BARRA
               Growth Index Fund +                                    4,198,588
      67,380   iShares S&P MidCap 400/BARRA
               Value Index Fund +                                     4,248,309
      10,450   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                        564,927
      10,080   iShares S&P SmallCap 600/BARRA
               Value Index Fund +                                       566,899
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  18,416,318
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 30.2%
   5,373,466   Invesco AIM Liquid Assets Portfolio *                  5,373,466
     226,507   Touchstone Institutional
               Money Market Fund^                                       226,507
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   5,599,973
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 129.4%
(COST $23,433,410)                                                $  24,016,291
LIABILITIES IN EXCESS OF OTHER ASSETS -- (29.4%)                     (5,454,072)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  18,562,219
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $5,209,278.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2         Level 3          Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds          $  18,416,318   $          --   $          --   $  18,416,318
Mutual Funds          5,599,973              --              --       5,599,973
                                                                  -------------
                                                                  $  24,016,291

See Notes to Schedules of Investments.

   18
-----
----------------------------
TOUCHSTONE MODERATE ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2009 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 99.2%
     175,490   iShares Barclays Aggregate Bond Fund +             $  18,412,411
     124,840   iShares MSCI EAFE Index Fund                           6,828,748
      30,070   iShares S&P 500 Index Fund +                           3,185,616
     174,140   iShares S&P 500/BARRA
               Growth Index Fund                                      9,400,077
     158,700   iShares S&P 500/BARRA
               Value Index Fund +                                     8,123,853
      21,900   iShares S&P MidCap 400/BARRA
               Growth Index Fund +                                    1,615,125
      25,980   iShares S&P MidCap 400/BARRA
               Value Index Fund +                                     1,638,039
      19,660   iShares S&P SmallCap 600/BARRA
               Growth Index Fund +                                    1,062,820
       9,460   iShares S&P SmallCap 600/BARRA
               Value Index Fund +                                       532,030
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                       $  50,798,719
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.3%
   8,281,780   Invesco AIM Liquid Assets Portfolio *                  8,281,780
     573,168   Touchstone Institutional
               Money Market Fund^                                       573,168
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   8,854,948
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 116.5%
(COST $63,820,286)                                                $  59,653,667
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.5%)                     (8,433,165)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  51,220,502
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2009, was $8,043,020.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Schedules of Investments.

                       Valuation Inputs at Reporting Date:

Description          Level 1         Level 2         Level 3          Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds          $  50,798,719   $          --   $          --   $  50,798,719
Mutual Funds          8,854,948              --              --       8,854,948
                                                                  -------------
                                                                  $  59,653,667


See Notes to Schedules of Investments.

                                                                           19
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
September 30, 2009(Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

The Funds have adopted FASB ASC?320 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

   o Level 1 - quoted prices in active markets for identical securities

   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

   20
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2009, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of September 30, 2009, the following Funds loaned securities and received collateral as follows:

                                           Fair Value of           Value of
Fund                                     Securities Loaned   Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund     $   4,212,299        $   4,327,364
Touchstone High Yield Fund                 $     889,621        $     926,275
Touchstone Large Cap Core Equity Fund      $  11,066,898        $  11,319,492
Touchstone Mid Cap Growth Fund             $   5,194,785        $   5,348,796
Touchstone Third Avenue Value Fund         $   8,801,335        $   9,037,390
Touchstone Aggressive ETF Fund             $   3,580,041        $   3,688,259
Touchstone Conservative ETF Fund $             4,991,176        $   5,129,571
Touchstone Enhanced ETF Fund               $   5,209,278        $   5,373,466
Touchstone Moderate ETF Fund               $   8,043,020        $   8,281,780

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

                                                                           21
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of September 30, 2009, there were no open forward foreign currency contracts.

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

   22
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued


RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

FEDERAL TAX INFORMATION. As of September 30, 2009, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                 Net
                                                                Gross          Gross          Unrealized
                                              Federal        Unrealized      Unrealized      Appreciation
                                              Tax Cost      Appreciation    Depreciation    (Depreciation)
                                           -------------   -------------   -------------    -------------
Touchstone Baron Small Cap Growth Fund     $  16,726,568   $   6,558,468   $    (183,796)   $   6,374,672
Touchstone Core Bond Fund                  $  40,726,357   $   1,102,223   $  (1,478,985)   $    (376,762)
Touchstone High Yield Fund                 $  33,299,954   $   2,177,847   $  (1,123,813)   $   1,054,034
Touchstone Large Cap Core Equity Fund      $  75,748,614   $   3,706,641   $  (6,952,645)   $  (3,246,004)
Touchstone Mid Cap Growth Fund             $  29,588,181   $   3,139,831   $  (2,721,961)   $     417,870
Touchstone Money Market Fund               $  92,413,672   $          --   $          --    $          --
Touchstone Third Avenue Fund               $  53,634,574   $  13,950,949   $  (6,859,918)   $   7,091,031
Touchstone Aggressive ETF Fund             $  19,075,318   $   1,254,351   $  (2,273,786)   $  (1,019,435)
Touchstone Conservative ETF Fund           $  26,361,413   $   1,335,093   $  (1,124,072)   $     211,021
Touchstone Enhanced ETF Fund               $  24,025,124   $   1,570,988   $  (1,579,821)   $      (8,833)
Touchstone Moderate ETF Fund               $  64,396,040   $   2,660,909   $  (7,403,282)   $  (4,742,373)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       -----------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 19, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 18, 2009